Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 12, 2014	Jun. 30, 2013
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	ALV
Entity Registrant Name	AUTOLIV INC
Entity Central Index Key	0001034670
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		94,351,613
Entity Public Float			$ 7,404,000,000